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                            MFS INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        April 1, 2005



VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re: MFS(R) Series Trust III (the "Trust") (File Nos. 2-60491 and 811-2794) on Behalf of MFS(R) High Income Fund (the "Fund")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Supplement to the Prospectus and Supplement to the Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 37 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on March 31, 2005.

     Please call the undersigned at (617) 954-4340 or Claudia Murphy at (617) 954-5406 with any questions you may have.

                                        Very truly yours,



                                        SUSAN A. PEREIRA
                                        Susan A. Pereira
                                        Counsel

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